Note 19 - Share-based Payment - Schedule of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement Line Items [Line Items]
Outstanding, options	50,421	51,879
Outstanding, weighted average exercise price (in dollars per share)	$ 11.66	$ 11.66
Granted, options	0	0
Granted, weighted average exercise price (in dollars per share)	$ 0	$ 0
Exercised, options	(6,178)	0
Exercised, weighted average exercise price (in dollars per share)	$ 11.66	$ 0
Cancelled / forfeited, options	0	(1,458)
Cancelled / forfeited, weighted average exercise price (in dollars per share)	$ 0	$ 11.66
Outstanding, options	44,243	50,421
Outstanding, weighted average exercise price (in dollars per share)	$ 11.66	$ 11.66
Exercisable, options	44,243	50,421
Exercisable, weighted average exercise price (in dollars per share)	$ 11.66	$ 11.66